Financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Schedule of Estimated Fair Value and Carrying Value
The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring basis(1):

		December 31, 2024		December 31, 2023
	Fair Value Hierarchy Level	Carrying Amount (Liability)	Fair Value (Liability)	Carrying Amount (Liability)	Fair Value (Liability)
Term loan & revolver (note 12)	Level 2	$(1,071.7)	$(1,086.9)	$(1,495.6)	$(1,498.1)
Senior unsecured notes - public (note 12)	Level 1	(802.4)	(716.8)	(828.1)	(677.9)
Senior secured notes - non-public (note 12)	Level 2	(1,000.0)	(1,008.1)	(1,000.0)	(989.7)
Other financing arrangements (note 15)	Level 2	(7,751.8)	(7,820.6)	(4,656.5)	(4,591.2)
(1)The carrying values and fair values presented above are exclusive of deferred financing fees.

Schedule of Outstanding Interest Rate Derivatives
As of December 31, 2024, the Company had the following outstanding interest rate derivatives:

Fixed per annum rate swapped for benchmark rate	Notional amount as of December 31, 2024	Maximum notional amount(1)	Fair Value	Effective date	Ending date
1.7574%	$500.0	$500.0	$68.5	January 31, 2022	February 2, 2032
2.67%5.50% (2)	250.0	250.0	0.0	September 1, 2023	September 1, 2026
2.3875%	200.0	200.0	21.0	July 20, 2022	July 20, 2032
0.4590%	68.0	68.0	3.8	February 4, 2021	October 14, 2026
0.6325%	68.0	68.0	3.6	January 21, 2021	October 14, 2026
1.4900%	19.2	19.2	0.5	February 4, 2020	December 30, 2025
(1)Over the term of the interest rate swaps, the notional amounts increase and decrease. These amounts represent the peak notional amount over the remaining term of the swap.
(2)$250,000,000 notional amount transaction on daily SOFR with a cap of 5.5% and a floor strike of 2.67%

Schedule of Gains and Losses Reclassified from Accumulated Other Comprehensive Loss into Earnings
The following table provides information about gains and losses included in net earnings and reclassified from accumulated other comprehensive loss (“AOCL”) into earnings:

	2024	2023	2022
(Gain) Loss recognized in net earnings:
Gain on interest rate swaps (1)	$(44.6)	$(16.7)	$(120.6)
Gain on derivative put instrument	—	—	—
Loss reclassified from AOCL to net earnings(2)
Interest expense	—	—	—
Depreciation and amortization	1.0	1.0	1.0
(1)For the years ended December 31, 2024, 2023 and 2022, cash flows related to actual settlement of interest rate swaps were $35,046,000, $34,386,000 and $12,722,000 respectively. These are included in investing activities on the consolidated statements of cash flows.
(2)The effective portion of changes in unrealized loss on interest rate swaps was recorded in accumulated other comprehensive loss until September 30, 2008 when these contracts were voluntarily de-designated as accounting hedges. The amounts in accumulated other comprehensive loss are recognized in earnings when and where the previously hedged interest is recognized in earnings.